Deutsche Bank Alex. Brown

Deutsche Bank Alex. Brown
Cash Reserve Fund

Prime Series
Treasury Series
Tax-Free Series

Annual Report

March 31, 2003

[Deutsche Bank Investments logo]

Table of Contents

Portfolio Management Review <Click Here>

Deutsche Bank Alex. Brown Cash Reserve Fund

Schedule of Investments <Click Here>

Statements of Assets and Liabilities <Click Here>

Statements of Operations <Click Here>

Statements of Changes in Net Assets <Click Here>

Financial Highlights <Click Here>

Notes to Financial Statements <Click Here>

Report of Independent Accountants <Click Here>

Tax Information <Click Here>

Shareholder Meeting Results <Click Here>

Directors and Officers <Click Here>

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, talk to your financial representative or call Shareholder Services at (800) 730-1313. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

This report must be preceded or accompanied by a prospectus.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, New York-based Portfolio Managers Darlene M. Rasel, Jan Buenner and Steven H. Boyd discuss Deutsche Bank Alex. Brown Cash Reserve Fund's strategy and the market environment during the 12-month period ended March 31, 2003.

Q: What part did the economy and Federal Reserve Board play in the money market activity during the period?

A: During the annual period, the US economy grew slightly on the back of strong consumer demand for houses, housing-related items and automobiles. Still, the potential war with Iraq, the launch of the war, volatility in the stock market, rising oil prices and relatively soft employment numbers all weighed on consumer confidence. In this environment, investors continued to seek out the relative stability of short-term US Treasuries.

In the period, action by the Federal Reserve Board (the Fed) was limited. Following 11 separate interest rate reductions in 2001, the Fed made only one cut in interest rates during the annual period ending March 31, 2003. On the heels of a weak employment report as well as other unfavorable economic reports, the Fed cut the targeted federal funds rate by 50 basis points to 1.25% on November 6, 2002. This surprisingly aggressive move provided investors with an indication that the economy - which Fed chairman Alan Greenspan said was in a "soft spot" - had the support it needed to improve. Thus far in 2003, the Fed has kept interest rates unchanged, stating that until the end of the war with Iraq, it will be too difficult to accurately determine the state of the US economy. In this environment, money market yields continued to fall.

Q: How were the municipal money markets affected in this environment?

A: The municipal money market yield curve generally followed a similar trend to its taxable counterpart. Municipal money market yields declined in spite of an increase in municipal issuance. Municipal credit quality was affected during the period as municipalities across the country experienced declining revenue sources and an increase in their "fixed" costs, such as Medicaid, education and prisons. As a result of widespread budget shortfalls, there was a sharp increase in the need for short-term cash flow issuance.

Q: What was the fund's overall positioning during the period?

A: During the period, we continued to manage each series conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any particular issuer. As evidence of our insistence on these high investment standards, the Prime, Treasury and Tax-Free Series each maintained an "AAAm" rating, as measured by Standard & Poor's (S&P). This rating is the highest that S&P awards to money market funds. Of course, ratings are subject to change and do not remove market risk.

Current 7-Day Compound Yield	(as of 3/31/03)

Deutsche Bank Alex. Brown Cash Reserve Fund Prime Series[1] iMoneyNet First Tier Retail Money Funds Average[2]	0.65% 0.57%
Deutsche Bank Alex. Brown Cash Reserve Fund Treasury Series[1] iMoneyNet Treasury Retail Money Funds Average[2]	0.66%[3] 0.55%
Deutsche Bank Alex. Brown Cash Reserve Fund Tax-Free Series[1,4] iMoneyNet National Retail Tax-Free Money Funds Average[2]	0.46% 0.56%

1 Past performance is not indicative of future results. Yields will fluctuate. "Current Yield" is computed pursuant to a SEC standardized formula and represents the income generated by an investment in the Fund over a 7-day period. This income is then annualized.
2 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
3 The investment advisor has contractually agreed to waive its fees until August 1, 2003. Without such fee waivers the 7-day current yield would have been 0.61%.
4 For certain investors a portion of the fund's income may be subject to the federal alternative minimum tax. Distribution of the fund's income may be subject to state and local taxes.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prime Series composition as of March 31, 2003

Q: What strategies were employed in the management of the Prime and Treasury Series during the period?

A: Within both the Prime and Treasury Series, we maintained a "barbell strategy," whereby we purchased longer-dated securities to take advantage of a steep yield curve and offset this with short-term paper for liquidity purposes. This strategy worked for a good part of the annual period. When the yield curve flattened toward the end of the third calendar quarter and then again in March, we temporarily adjusted the strategy by focusing purchases at the intermediate portion of the money market yield curve.

Our strategy in the Prime Series continued to be concentrated on investing in high-quality issues. As of March 31, 2003, 51% of the Prime Series was invested in securities rated A1+/P1 by S&P and Moody's and 24% in securities rated A1/P1. The balance of the series was primarily invested in federal agency securities with long-term AAA-ratings and in AAA-rated money market funds, as rated by S&P and Moody's. We also added callable federal agency securities throughout the fiscal year. These securities

Treasury Series composition as of March 31, 2003

offered an attractive yield pickup over fixed-rate debt and, since issued by US government agencies, enhanced the series' average credit quality as well.

Within the Treasury Series, we worked to maintain as long a weighted average maturity as possible to take advantage of the higher yields available at the longer end of the yield curve.

Q: How was the Tax-Free Series positioned during the period?

A: We generally kept the Tax-Free Series' weighted average maturity in a neutral-to-the-benchmark range. We actively adjusted the series' relative maturity position to prepare for seasonal events and supply/demand phenomena, such as tax time in April, high issuance in June, and the January and July reinvestment periods.

Tax-Free Series composition as of March 31, 2003

We continued to focus on the highest-quality investments while seeking competitive yields across the municipal investment spectrum. In particular, we emphasized essential services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company. The Tax-Free Series was able to participate in large-issuance sales by Texas and California during the first half of the fiscal year, making purchases at attractive yield levels. Unfortunately, due to falling revenues, rising expenditures and government inaction, the state of California was downgraded in December 2002 by ratings agency S&P. We subsequently sold virtually all of the series' state of California holdings by the end of the fiscal year.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Schedule of Investments as of March 31, 2003

Prime Series	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.5%
Abbey National Treasury Services PLC, 2.09%, 7/1/2003	30,000,000	29,992,512
Canadian Imperial Bank of Commerce, 1.25%, 3/10/2004	50,000,000	49,996,462
Credit Lyonnais SA, 1.27%, 5/12/2003	33,000,000	32,999,605
Dresdner Bank AG, 1.26%, 4/7/2003	50,000,000	50,000,000
HSBC USA, 2.05%, 7/15/2003	30,000,000	30,000,000
Landesbank Hessen-Thuringen Girozentrale, 2.06%, 7/23/2003	30,000,000	30,004,531
Landesbank Hessen-Thuringen Girozentrale, 2.02%, 7/23/2003	40,000,000	40,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.4%, 1/29/2004	50,000,000	50,000,000
Unicredito Italiano SPA, 1.31%, 4/14/2003	50,000,000	50,000,000
Total Certificates of Deposit and Bank Notes (Cost $362,993,110)		362,993,110

Commercial Paper 37.7%
Asset Portfolio Funding Corp., 1.3%**, 4/3/2003	31,000,000	30,997,761
Bear Stearns Bank PLC, 1.28%**, 4/14/2003	26,000,000	25,987,982
Coca Cola Enterprises, Inc., 1.25%**, 4/14/2003	35,000,000	34,984,201
DEPFA Bank Europe PLC, 1.265%**, 5/12/2003	40,000,000	39,942,372
Diageo Capital PLC, 1.235%**, 4/23/2003	50,000,000	49,962,264
Falcon Asset Securitization, LLC, 1.39%**, 4/1/2003	12,940,000	12,940,000
GE Financial Assurance Holdings, Inc., 1.27%**, 4/24/2003	50,000,000	49,959,431
Goldman Sachs Group, Inc., 1.27%**, 9/4/2003	24,500,000	24,365,168
Goldman Sachs Group, Inc., 1.29%, 9/26/2003	75,000,000	75,000,000
Goldman Sachs Group, Inc., 1.39%, 5/8/2003	50,000,000	50,000,000
Hamburgische Landesbank Girozentrale, 1.32%**, 2/27/2004	40,000,000	39,513,067
K2 (USA) LLC, 1.4%**, 6/5/2003	43,300,000	43,190,547
Lake Constance Funding, 1.27%**, 5/9/2003	20,000,000	19,973,189
MetLife Funding, 1.24%**, 4/23/2003	40,316,000	40,285,449
Morgan Stanley Dean Witter & Co., 1.3%**, 4/9/2003	40,000,000	39,988,444
Morgan Stanley Dean Witter & Co., 1.3%**, 5/9/2003	50,000,000	49,931,389
Natexis Banque Populaire, 1.265%**, 5/12/2003	30,000,000	29,956,779
Pfizer, Inc., 1.25%**, 4/22/2003	50,000,000	49,963,542
Procter & Gamble Co., 1.63%**, 5/5/2003	15,000,000	14,976,908
Prudential PLC, 1.25%**, 4/28/2003	20,000,000	19,981,250
Prudential PLC, 1.35%**, 4/11/2003	51,000,000	50,980,875
RWE AG, 1.3%**, 4/14/2003	50,000,000	49,976,528
Scaldis Capital LLC, 1.29%**, 4/23/2003	50,000,000	49,960,583
Sheffield Receivables Corp., 1.25%**, 4/17/2003	50,000,000	49,972,222
Sheffield Receivables Corp., 1.26%**, 4/25/2003	40,000,000	39,966,400
Sheffield Receivables Corp., 1.27%**, 4/4/2003	25,000,000	24,997,354
Shell Finance (U.K.) PLC, 1.66%**, 6/10/2003	35,000,000	34,887,028
Swedish National Housing Finance Corp., 1.38%**, 5/19/2003	62,000,000	61,885,920
Transamerica Finance Corp., 1.27%**, 4/15/2003	50,000,000	49,975,306
Verizon Global Funding Group, 1.22%**, 5/29/2003	50,000,000	49,901,722
Verizon Global Funding Group, 1.25%**, 6/25/2003	40,000,000	39,881,944
Verizon Global Funding Group, 1.26%**, 5/6/2003	30,000,000	29,963,250
Verizon Global Funding Group, 1.26%**, 6/27/2003	25,000,000	24,923,878
Total Commercial Paper (Cost $1,299,172,753)		1,299,172,753

Floating Rate Notes 14.8%
American Honda Finance Corp., 1.334%*, 4/22/2003	30,000,000	30,000,000
American Honda Finance Corp., 1.35%*, 7/11/2003	40,000,000	40,000,000
Bayerische Landesbank Girozentrale, 1.244%*, 5/20/2003	23,000,000	22,999,540
General Electric Capital Assurance Co., 1.419%*, 9/3/2003	45,000,000	45,000,000
Merrill Lynch & Co., Inc., 1.251%*, 4/16/2003	25,000,000	24,999,898
Morgan Stanley Dean Witter & Co., 1.48%*, 5/22/2003	25,000,000	25,000,000
Morgan Stanley Dean Witter & Co., 1.48%*, 6/4/2003	65,000,000	65,000,000
New York Life, 1.36%*, 9/22/2003	40,000,000	40,000,000
Salomon Smith Barney Holdings, Inc., 1.3%*, 4/28/2003	50,000,000	50,000,000
Salomon Smith Barney Holdings, Inc., 1.491%*, 6/23/2003	38,000,000	38,019,130
Toronto Dominion Bank, 1.266%*, 4/23/2003	30,000,000	30,000,000
Toyota Motor Credit Corp., 1.359%*, 5/7/2003	47,000,000	47,003,131
Travelers Insurance Co., 1.411%*, 1/27/2004	50,000,000	50,000,000
Total Floating Rate Notes (Cost $508,021,699)		508,021,699

	Shares	Value ($)

Money Market Funds 9.8%
AIM Liquid Assets Portfolio, 1.31%	151,718,000	151,718,000
Federated Prime Cash Obligation Fund, 1.24%	105,000,000	105,000,000
Federated Prime Obligation Fund, 1.27%	80,000,000	80,000,000
Total Money Market Funds (Cost $336,718,000)		336,718,000

	Principal Amount ($)	Value ($)

US Government Agency Obligations 4.7%
Federal Home Loan Bank, 1.76%, 11/7/2003	15,000,000	15,000,000
Federal Home Loan Bank, 1.6%, 12/22/2003	30,000,000	30,000,000
Federal Home Loan Bank, 1.43%, 3/30/2004	22,000,000	22,000,000
Federal Home Loan Bank, 1.3%, 4/12/2004	15,000,000	15,000,000
Federal National Mortgage Association, 5.75%, 4/15/2003	10,000,000	10,012,517
Federal National Mortgage Association, 1.5%, 1/14/2004	29,250,000	29,240,843
Federal National Mortgage Association, 1.4%, 4/19/2004	40,000,000	40,000,000
Total US Government Agency Obligations (Cost $161,253,360)		161,253,360

Repurchase Agreements*** 22.5%
Tri Party Repurchase Agreement with BNP Paribas, 1.36%, dated 3/31/2003, principal and interest in the amount of $376,948,389, due 4/1/2003	376,934,344	376,934,344
Tri Party Repurchase Agreement with UBS Warburg LLC, 1.36%, dated 3/31/2003, principal and interest in the amount of $400,014,904, due 4/1/2003	400,000,000	400,000,000
Total Repurchase Agreements (Cost $776,934,344)		776,934,344
Total Investment Portfolio - 100.0% (Cost $3,445,093,266) (a)		3,445,093,266

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
***Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purpose was $3,445,093,266.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of March 31, 2003

Treasury Series	Principal Amount ($)	Value ($)

US Treasury Obligations 100.0%
US Treasury Bills, 1.13%*, 4/3/2003	83,700,000	83,694,032
US Treasury Bills, 1.135%*, 8/21/2003	20,000,000	19,910,461
US Treasury Bills, 1.145%*, 5/22/2003	87,000,000	86,857,986
US Treasury Bills, 1.15%*, 4/24/2003	100,574,000	100,499,419
US Treasury Bills, 1.17%*, 4/17/2003	45,874,000	45,850,367
US Treasury Bills, 1.175%*, 8/14/2003	21,000,000	20,907,469
US Treasury Bills, 1.176%*, 7/24/2003	25,000,000	24,907,375
US Treasury Bills, 1.19%*, 5/1/2003	6,620,000	6,613,435
US Treasury Bills, 1.225%*, 5/29/2003	46,580,000	46,487,230
US Treasury Bills, 1.228%*, 7/3/2003	25,000,000	24,921,208
US Treasury Bills, 1.23%*, 7/17/2003	10,000,000	9,963,442
US Treasury Bills, 1.265%*, 6/5/2003	40,000,000	39,908,639
US Treasury Note, 3.875%, 7/31/2003	10,000,000	10,060,666
US Treasury Note, 5.5%, 5/31/2003	10,000,000	10,056,658
Total Investment Portfolio - 100.0% (Cost $530,638,387) (a)		530,638,387

* Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $530,638,387.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of March 31, 2003

Tax-Free Series	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 5.4%
Birmingham, Special Care Facilities Finance Authority, Ascension Health Project, Series B, 1.15%*, 11/15/2039	16,500,000	16,500,000
Evergreen, Industrial Development Authority, Tenax Manufacturing Project, 1.17%*, 12/1/2012 (b)	3,000,000	3,000,000
Housing Finance Authority, Multi-family Housing, Refunding Heatherbrooke Project C, 1.15%*, 6/15/2026 (b)	9,900,000	9,900,000
Housing Finance Authority, Multi-family Housing, Refunding, Rime Village Hoover Project A, 1.15%*, 6/15/2026 (b)	7,500,000	7,500,000
Jefferson County, Sewer Revenue, Series A, 1.2%*, 2/1/2042 (b)	7,000,000	7,000,000
Mobile, Special Care Facilities Finance Authority, Ascension Health Project, Series B, 1.15%*, 11/15/2039	2,900,000	2,900,000
		46,800,000
Arizona 1.0%
Salt River, Agricultural Improvement and Power District, 1.05%, 4/4/2003	3,400,000	3,400,000
Salt River, Agricultural Improvement and Power District, 1.15%, 4/9/2003	5,600,000	5,600,000
		9,000,000
California 0.3%
California, Electric Revenue, Department of Water Resources and Power Supply, 1.125%*, 5/1/2022 (b)	3,000,000	3,000,000
Colorado 6.0%
Colorado, Transportation/Toll Revenue, Regional Transportation District, 1.05%, 6/5/2003	3,000,000	3,000,000
Colorado, Transportation/Toll Revenue, Regional Transportation District, 1.05%, 8/11/2003	1,000,000	1,000,000
Health Care Facilities Revenue, Bethesda Living Centers Project, 1.15%*, 8/15/2030 (b)	9,780,000	9,780,000
Health Care Facilities Revenue, Exempla, Inc., Series B, 1.22%*, 1/1/2033 (b)	7,000,000	7,000,000
Housing Finance Authority, Multi-family Housing Project, Huntees Project-E, 1.1%*, 10/15/2016 (b)	1,900,000	1,900,000
State General Fund Revenue, Tax and Revenue Anticipation Notes, Series A, 3.0%, 6/27/2003	17,000,000	17,064,141
Traer Creek, Metropolitan District Revenue, 1.2%*, 10/1/2021 (b)	11,500,000	11,500,000
		51,244,141
Delaware 3.5%
Delaware Valley, Regional Finance Authority Revenue, 1.15%*, 8/1/2016 (b)	3,800,000	3,800,000
Economic Development Authority Revenue, Series C, 1.15%*, 12/1/2015 (b) (c)	26,500,000	26,500,000
		30,300,000
District of Columbia 1.1%
General Fund Recovery, Series B-3, 1.2%*, 6/1/2003 (b)	1,650,000	1,650,000
General Obligation, Series B, 1.2%*, 6/1/2030 (b)	1,050,000	1,050,000
General Obligation, Series D, 1.15%*, 6/1/2029 (b) (c)	6,500,000	6,500,000
		9,200,000
Florida 3.5%
Capital Treasury Agency Revenue, Seminole Tribe Resort, Series B, 1.2%*, 10/1/2033 (b)	1,400,000	1,400,000
Gulf Coast University, Certificates of Participation, 1.25%*, 8/1/2032 (b)	1,150,000	1,150,000
Highlands County, Hospital and Health Care Revenue, Health Facilities Authority, Adventist Hospital, Series A, 1.15%*, 11/15/2032 (b)	300,000	300,000
Housing Finance Corporate Multifamily Revenue, Victoria Park, 1.15%*, 10/15/2032	900,000	900,000
Jacksonville, Electric Authority Revenue, Series C-1, 1.08%, 5/7/2003	14,000,000	14,000,000
Jacksonville, Electric Authority Revenue, Series C-1, 1.1%, 4/7/2003	1,500,000	1,500,000
Jacksonville, Electric Authority Revenue, Series C, 1.2%*, 10/1/2030 (b)	3,650,000	3,650,000
Jacksonville, Hospital and Health Care Revenue, Health Facilities Authority, Daughters of Charity, 1.15%*, 8/15/2019 (b)	2,725,000	2,725,000
Pasco County, School Board, Certificates Participation, 1.15%*, 8/1/2026 (b) (c)	3,000,000	3,000,000
Tampa, Health Care Facilities Authority, Lifelink Foundation, Inc. Project J, 1.15%*, 8/1/2022 (b)	1,400,000	1,400,000
		30,025,000
Georgia 11.8%
Atlanta, Downtown Development Authority Revenue, Underground Atlanta Project, 1.14%*, 10/1/2016 (b) (c)	11,000,000	11,000,000
Cobb County, Development Authority Revenue, MT Paran Christian School Project, 1.17%*, 7/1/2022 (b)	2,900,000	2,900,000
Cobb County, Housing Authority, Post Mill Project, 1.15%*, 6/1/2025 (b)	9,380,000	9,380,000
Columbus County, Housing Authority Revenue, Columbus State University Foundation, Inc., 1.15%*, 11/1/2017 (b)	3,000,000	3,000,000
De Kalb County, Housing Authority, Multi-family Housing, Camden Brook Project, 1.2%*, 6/15/2025 (b)	4,500,000	4,500,000
De Kalb County, Housing Authority, Multi-family Housing, Clairmont Crest Project, 1.2%*, 6/15/2025 (b)	5,700,000	5,700,000
De Kalb County, Housing Authority, Multi-family Housing, Port Ashford Project, 1.15%*, 6/1/2025 (b)	8,895,000	8,895,000
Fayette County, Development Authority, Educational Facilities Revenue, Catholic Schools Properties, Inc. Project, 1.17%*, 4/1/2024 (b)	3,500,000	3,500,000
Fulco, Hospital Authority Revenue, Piedmont Hospital Project, 1.15%*, 3/1/2024 (b)	2,800,000	2,800,000
Fulton County, Development Authority Revenue, Donnellan School Project, 1.17%*, 7/1/2020 (b)	2,050,000	2,050,000
Fulton County, Development Authority Revenue, Lovett School Project, 1.15%*, 7/1/2026 (b)	2,000,000	2,000,000
Georgia, Electric Revenue, Municipal Electric Authority, Series 85A, 1.05%, 4/2/2003	7,000,000	7,000,000
Macon-Bibb County, Hospital Authority Revenue, Medical Center of Central Georgia, 1.15%*, 8/1/2018 (b)	2,700,000	2,700,000
Macon-Bibb County, Hospital Authority Revenue, Medical Center of Central Georgia, 1.15%*, 12/1/2018 (b)	5,000,000	5,000,000
Rockdale County, Hospital Authority Revenue, 1.15%*, 10/1/2027 (b)	8,000,000	8,000,000
Roswell Housing Authority, Multi-family Housing, Post Canyon Project, 1.15%*, 6/1/2025 (b)	8,500,000	8,500,000
Smyrna, Housing Authority, Multi-family Housing, F&M Villages Project, 1.15%*, 6/1/2025 (b)	14,200,000	14,200,000
		101,125,000
Hawaii 2.9%
Hawaii, State Department of Budget & Finance, Kahala Nui Project, Series D, 1.15%*, 11/15/2033 (b)	8,200,000	8,200,000
Hawaii, Transportation/ Tolls Revenue, 1.08%, 5/8/2003	16,300,000	16,300,000
		24,500,000
Illinois 10.7%
Chicago, Development Finance Authority, Symphony Orchestra, 1.15%*, 12/1/2028 (b)	11,300,000	11,300,000
Chicago, Development Finance Authority, Symphony Project, 1.15%*, 12/1/2033 (b)	7,000,000	7,000,000
Chicago, General Obligation, Series B, 1.17%*, 1/1/2037 (b)	12,000,000	12,000,000
Chicago, Sales Tax Revenue, 1.2%*, 1/1/2034 (b)	2,000,000	2,000,000
Development Finance Authority Pollution Control Revenue, Con Edison Co. Project, Series C, 1.15%*, 3/1/2009 (b)	5,000,000	5,000,000
Development Finance Authority Revenue, Jewish Federation Project, 1.2%*, 9/1/2024 (b) (c)	1,890,000	1,890,000
Development Finance Authority, Fenwick High School Project, 1.15%*, 3/1/2032 (b)	12,200,000	12,200,000
Health Facilities Authority Revenue, Gottlieb Health RES, Inc., 1.15%*, 11/15/2024 (b)	6,400,000	6,400,000
Health Facilities Authority Revenue, Gottlieb Health RES, Inc., 1.15%*, 11/15/2025 (b)	10,440,000	10,440,000
Housing Development Authority, Multi-family Revenue, Heritage Woods of Benton, 1.1%, 8/28/2003 (c)	10,000,000	10,000,000
Housing Development Authority, Multi-family Revenue, Lakeshore Plaza, Series A, 1.15%*, 7/1/2027 (b)	9,830,000	9,830,000
Regional Transportation Authority, Series B, 3.0%, 6/1/2003	4,360,000	4,370,206
		92,430,206
Indiana 1.3%
Indiana Advance Funding Program Notes, Series A, 2.0%, 1/27/2004 (c)	10,200,000	10,274,013
Indiana Municipal Power Agency, Power Supplies System Revenue, Refunding, Series A, 1.15%*, 1/1/2018 (b)	1,200,000	1,200,000
		11,474,013
Iowa 2.1%
Iowa Finance Authority Revenue, 1.15%*, 2/1/2023 (b)	1,000,000	1,000,000
Iowa Finance Authority, Hospital Facilities Revenue, Iowa Health System, Series B, 1.20%*, 7/1/2015 (b)	2,400,000	2,400,000
Iowa Finance Authority, Hospital Facilities Revenue, Iowa Health System, Series B, 1.20%*, 7/1/2020 (b)	4,625,000	4,625,000
Iowa, Revenue Anticipation Notes, 2.5%, 6/30/2003	10,000,000	10,025,426
		18,050,426
Kentucky 0.6%
Pendleton County, Multi-County Lease Revenue, 1.1%, 4/8/2003	5,000,000	5,000,000
Louisiana 0.2%
Louisiana, Port Authority Revenue, Offshore Term Authority Deepwater Port, 1.2%*, 9/1/2008 (b)	1,600,000	1,600,000
Maine 0.5%
State Housing Authority, Series E-1, 1.6%, 11/15/2017	3,900,000	3,900,000
Maryland 0.4%
Community Development Administration Multi-family Development, Refunding, Avalon Ridge Apartments Project, 1.1%*, 6/15/2026 (b)	1,700,000	1,700,000
Maryland, Economic Development Authority Revenue, Baltimore County Project, 1.17%*, 11/1/2031 (b)	1,500,000	1,500,000
		3,200,000
Massachusetts 2.5%
Marblehead, Anticipation Notes: 2.25%, 8/21/2003	11,800,000	11,840,279
2.35%, 8/21/2003	10,000,000	10,037,997
		21,878,276
Michigan 1.9%
Detroit Water Supply Systems, 1.1%*, 7/1/2013 (b)	2,000,000	2,000,000
Detroit, Sewer Disposal Revenue, Refunding, Series A, 1.15%*, 7/1/2023 (b)	6,300,000	6,300,000
Detroit, Water Supply Systems, Second Lien, Series C, 1.1%*, 7/1/2029 (b)	3,050,000	3,050,000
Michigan, State University Revenue, Series A-2, 1.15%*, 8/15/2022 (b)	2,250,000	2,250,000
Oakland, University of Michigan, General Revenue, 1.2%*, 3/1/2031 (b)	2,550,000	2,550,000
		16,150,000
Minnesota 1.3%
Hospital and Health Care Revenue, 1.1%, 7/10/2003	7,000,000	7,000,000
Minneapolis, 1.15%, 5/8/2003	4,400,000	4,400,000
		11,400,000
New Jersey 2.3%
Tax and Revenue Anticipation Notes, 3.0%, 6/12/2003	19,900,000	19,962,269
New Mexico 1.0%
Albuquerque, Airport Facilities Revenue, Series A, 1.25%*, 7/1/2020 (b)	6,400,000	6,400,000
New Mexico, Tax & Revenue Anticipation Notes, 2.25%, 6/30/2003	2,000,000	2,005,888
		8,405,888
New York 6.2%
Buffalo, Anticipation Notes, 2.5%, 6/27/2003	6,000,000	6,013,799
New York Transitional Finance Authority Revenue, Bond Anticipation Note, Series 2, 2.0%, 2/19/2004	10,000,000	10,078,953
New York Transitional Finance Authority Revenue, Series 3, 1.15%*, 11/1/2022 (b)	5,700,000	5,700,000
New York Transitional Finance Authority Revenue, Series C, 1.15%*, 5/1/2028 (b)	3,900,000	3,900,000
New York, NY, 1.1%, 4/10/2003	10,000,000	10,000,000
New York, NY, 1.15%*, 4/1/2022	3,500,000	3,500,000
New York, NY, Core City, GO, 1.05%, 7/23/2003	5,000,000	5,000,000
New York, NY, Series B, 1.1%*, 4/1/2023 (b)	2,700,000	2,700,000
New York, Revenue Anticipation Notes, 2.5%, 4/11/2003	4,000,000	4,001,650
New York, Urban Development Corp., Series A25, 1.23%*, 3/15/2028 (b) (c)	2,375,000	2,375,000
New York, Water and Sewer Authority Revenue, Series A, 1.15%*, 6/15/2025 (b) (c)	100,000	100,000
		53,369,402
North Carolina 2.9%
Medical Care Commission Hospital Revenue, Randolph Hospital Project, 1.17%*, 3/1/2024 (b)	7,830,000	7,830,000
Medical Care Community Hospital Revenue, Grace Hospital Project, 1.17%*, 10/1/2025 (b)	16,950,000	16,950,000
		24,780,000
Ohio 4.0%
Akron, Hospital and Health Care Revenue, Health Facilities Authority, Sumner Project, 1.2%*, 12/1/2032 (b)	5,000,000	5,000,000
Hamilton, Electronic Revenue, Series A, 1.15%*, 10/15/2023 (b) (c)	19,000,000	19,000,000
Huron County, Hospital Facilities Revenue, Series A, 1.18%*, 12/1/2027 (b)	10,000,000	10,000,000
		34,000,000
Oklahoma 0.9%
Payne County, Economic Development Authority Student Housing Revenue, 1.2%*, 6/1/2032 (b) (c)	8,000,000	8,000,000
Oregon 0.6%
Tax Anticipation Notes, Series A, 3.25%, 5/1/2003	5,200,000	5,205,236
Pennsylvania 2.9%
Allegheny County, Hospital & Health Care Revenue, Hospital Development Authority, 1.2%*, 3/1/2020 (b) (c)	16,130,000	16,130,000
Allegheny County, Hospital & Health Care Revenue, Hospital Development Authority, 1.2%*, 3/1/2020 (b) (c)	7,700,000	7,700,000
Dauphin County, General Authority Revenue, 1.23%*, 11/1/2017 (b) (c)	75,000	75,000
Redevelopment Authority Housing Revenue, Multi-family Courts Project, Series A, 1.22%*, 6/1/2025 (b)	1,030,000	1,030,000
		24,935,000
Rhode Island 0.9%
Rhode Island, Tax Anticipation Notes, 2.5%, 6/30/2003	8,000,000	8,025,562
South Carolina 1.2%
South Carolina, Project Revenue, Jobs Economic Development Authority, Sisters of Charity Hospitals, 1.17%*, 11/1/2032 (b)	10,000,000	10,000,000
Tennessee 2.9%
Blount County, Public Building Authority, Series A-6C, 1.15%*, 6/1/2022 (b)	4,000,000	4,000,000
Memphis, General Obligation, Series A, 1.1%, 7/15/2003 (b)	17,000,000	17,000,000
Memphis, General Obligation, Series A, 1.25%*, 8/1/2004 (b)	1,100,000	1,100,000
Memphis, General Obligation, Series A, 1.25%*, 8/1/2007 (b)	2,800,000	2,800,000
		24,900,000
Texas 10.9%
Brownsville, Utility System Revenue, Refunding, Series B, 1.15%*, 9/1/2025 (b)	200,000	200,000
Brownsville, Utility System Revenue, Refunding, Series B, 1.15%*, 9/1/2027 (b) (c)	2,000,000	2,000,000
Georgetown, Higher Education Finance, Southwestern University, 1.15%*, 10/1/2014 (b)	2,000,000	2,000,000
Harris County, County GO, 1.05%, 5/1/2003	12,000,000	12,000,000
Harris County, Hospital & Health Care Revenue, Health Facilities Development Corp., Methodist Hospital, 1.2%*, 12/1/2032	7,500,000	7,500,000
Harris County, Industrial Development Revenue, Baytank Houston, Inc. Project, 1.15%*, 2/1/2020 (b)	3,000,000	3,000,000
Houston, Airport Revenue, Special Facilities, 1.23%*, 7/1/2032	10,000,000	10,000,000
San Antonio, Water and Sewer Authority Revenue, 1.05%*, 6/6/2003	2,000,000	2,000,000
Small Business Industrial Development Revenue, 1.25%*, 7/1/2026 (b)	12,000,000	12,000,000
State Tax and Revenue Anticipation Notes, 2.75%*, 8/29/2003	12,100,000	12,167,584
State Tax and Revenue Anticipation Notes, 3.0%, 6/30/2003	26,000,000	26,090,570
Texas, Transportation/Toll Revenue, 1.1%, 9/9/2003	5,000,000	5,000,000
		93,958,154
Virginia 2.9%
Fairfax County, Economic Development Authority Revenue, Flint Hill School Project, 1.17%*, 10/1/2025 (b)	19,790,000	19,790,000
State Authority Revenue, 1.3%*, 11/30/2003 (b)	435,000	435,000
Virginia Beach, Residential Care Facility Mortgage Revenue, Series B, 1.17%*, 11/1/2006 (b)	4,995,000	4,995,000
		25,220,000
Washington 1.1%
King County, Sewer Revenue, Series B, 1.2%*, 1/1/2032 (b)	9,210,000	9,210,000
West Virginia 0.5%
Monongalia County, Building Community Hospital Revenue, Monongalia General Hospital, Series A, 1.3%*, 7/1/2017 (b)	4,000,000	4,000,000
Wisconsin 1.3%
Wisconsin, Transportation Authority Revenue, 1.15%, 4/11/2003	11,226,000	11,226,000
Wyoming 0.5%
Platte County, Pollution Control Revenue, 1.2%*, 7/1/2014 (b)	550,000	550,000
Uinta County, Pollution Control Revenue, Chevron USA, Inc. Project, 1.15%*, 8/15/2020	4,050,000	4,050,000
		4,600,000
Total Investment Portfolio - 100.0% (Cost $860,074,573) (a)		860,074,573

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and shown at their current rates as of March 31, 2003.
(a) The cost for federal income tax purposes was $860,076,665. At March 31, 2003, net unrealized depreciation for all securities based on tax cost was $2,092. This consisted of aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,092.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2003
Assets	Prime Series	Treasury Series	Tax-Free Series
Investments, at amortized cost	$ 2,668,158,922	$ 530,638,387	$ 860,074,573
Repurchase agreements, at value	776,934,344	-	-
Cash	76,954	8,547	-
Receivable for securities sold	-	-	36,519,314
Interest receivable	4,374,449	248,567	3,423,956
Other assets	119,795	24,055	89,908
Total assets	3,449,664,464	530,919,556	900,107,751
Liabilities
Due to custodian bank	-	-	1,281,282
Payable for funds shares redeemed	25,789	-	-
Accrued management fee	802,376	88,158	224,916
Accrued distribution fees	631,196	86,119	174,792
Accrued shareholder servicing fees	176,067	24,668	43,579
Accrued custodian and accounting fees	190,317	23,781	75,198
Accrued transfer agent fees	942,189	145,944	108,301
Other accrued expenses and payables	353,564	109,406	68,903
Total liabilities	3,121,498	478,076	1,976,971
Net assets	$ 3,446,542,966	$ 530,441,480	$ 898,130,780
Composition of Net Assets
Undistributed (distributions in excess of) net investment income	(198,790)	36,047	(141,948)
Accumulated net realized gain (loss)	(19,631)	-	(59,175)
Paid-in capital	3,446,761,387	530,405,433	898,331,903
Net assets	$ 3,446,542,966	$ 530,441,480	$ 898,130,780

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of March 31, 2003 (continued)
Net Asset Value	Prime Series	Treasury Series	Tax-Free Series
Computation of Net Asset Value, Offering and Redemption Price Per Share
Deutsche Bank Alex. Brown Cash Reserve Prime Shares, Treasury Shares, and Tax-Free Shares, respectively Net assets	$ 2,879,253,146	$ 390,981,691	$ 699,983,047
Shares outstanding	2,879,091,927	390,878,670	700,088,950
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares, respectively Net assets	$ 544,145,627	$ 139,459,789	$ 198,147,733
Shares outstanding	544,135,346	139,453,596	198,162,203
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Scudder Cash Reserve Prime Class A Shares Net assets	$ 8,802,053	$ -	$ -
Shares outstanding	8,801,864	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Scudder Cash Reserve Prime Class B Shares Net assets	$ 10,896,939	$ -	$ -
Shares outstanding	10,893,684	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Scudder Cash Reserve Prime Class C Shares Net assets	$ 375,131	$ -	$ -
Shares outstanding	375,232	-	-
Net Asset Value per share	$ 1.00	-	$ -
Quality Cash Reserve Prime Shares Net assets	$ 3,070,070	$ -	$ -
Shares outstanding	3,065,528	-	-
Net Asset Value per share	$ 1.00	$ -	$ -

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2003
Investment Income	Prime Series	Treasury Series	Tax-Free Series
Interest	$ 69,532,728	$ 11,565,517	$ 14,460,345
Dividends	5,548,542	-	-
Total Income	75,081,270	11,565,517	14,460,345
Expenses:
Management fee	10,809,647	1,692,626	2,745,328
Distribution fees:
Deutsche Bank Alex. Brown Cash Reserve Prime Shares, Treasury Shares and Tax-Free Shares, respectively	8,684,638	1,410,236	2,068,583
Scudder Cash Reserve Prime Class A Shares	36,040	-	-
Scudder Cash Reserve Prime Class B Shares	97,346	-	-
Scudder Cash Reserve Prime Class C Shares	4,051	-	-
Quality Cash Reserve Prime Shares	130,536	-	-
Shareholder servicing fees:
Deutsche Bank Alex. Brown Cash Reserve Prime Shares, Treasury Shares and Tax-Free Shares, respectively	2,420,265	394,865	579,202
Scudder Cash Reserve Prime Class B Shares	32,448	-	-
Scudder Cash Reserve Prime Class C Shares	1,358	-	-
Transfer agent fees	3,561,311	395,759	303,858
Custodian and accounting fees	652,060	184,053	257,744
Auditing	29,231	27,968	12,363
Legal	39,549	22,395	10,703
Directors' fees and expenses	157,360	43,511	58,285
Reports to shareholders	210,486	53,182	38,707
Registration fees	180,380	39,859	150,297
Other	150,681	44,829	35,258
Total expenses	27,197,387	4,309,283	6,260,328
Less: fee waivers and/or expense reimbursements	(1,574)	(353,164)	-
Net expenses	27,195,813	3,956,119	6,260,328
Net investment income	47,885,457	7,609,398	8,200,017
Net realized gain (loss) on investment transactions	12,329	8,557	3,379
Net increase (decrease) in net assets from operations	47,897,786	7,617,955	8,203,396

The accompanying notes are an integral part of the financial statements.

Prime Series

Statement of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 47,885,457	$ 164,793,620
Net realized gain (loss)	12,329	245,752
Net increase (decrease) in net assets resulting from operations	47,897,786	165,039,372
Distributions to shareholders from: Net investment income: Deutsche Bank Alex. Brown Cash Reserve Prime Shares	(38,057,799)	(135,065,270)
Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares	(9,631,429)	(28,192,942)
Scudder Cash Reserve Prime Class A Shares	(172,134)	(327,361)
Scudder Cash Reserve Prime Class B Shares	(54,913)	(241,512)
Scudder Cash Reserve Prime Class C Shares	(2,431)	(25,475)
Quality Cash Reserve Prime Shares	(208,566)	(975,379)
Total Distributions	(48,127,272)	(164,827,939)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	18,093,925,189	32,128,229,715
Reinvestment of distributions	45,429,416	159,795,311
Cost of shares redeemed	(19,822,015,528)	(33,641,388,146)
Net increase (decrease) in net assets from Fund share transactions	(1,682,660,923)	(1,353,363,120)
Increase (decrease) in net assets	(1,682,890,409)	(1,353,151,687)
Net assets at beginning of period	5,129,433,375	6,482,585,062
Net assets at end of period (including undistributed (distributions in excess of) net investment income of ($198,790) and $158,140, respectively)	$ 3,446,542,966	$ 5,129,433,375

The accompanying notes are an integral part of the financial statements.

Treasury Series

Statement of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 7,609,398	$ 24,629,835
Net realized gain (loss)	8,557	191,580
Net increase (decrease) in net assets resulting from operations	7,617,955	24,821,415
Distributions to shareholders from: Net investment income: Deutsche Bank Alex. Brown Cash Reserve Treasury Shares	(5,835,505)	(20,988,688)
Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares	(1,945,846)	(3,826,931)
Total Distributions	(7,781,351)	(24,815,619)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	2,469,372,467	3,554,539,347
Reinvestment of distributions	6,950,836	22,636,818
Cost of shares redeemed	(2,891,288,689)	(3,635,639,799)
Net increase (decrease) in net assets from Fund share transactions	(414,965,386)	(58,463,634)
Increase (decrease) in net assets	(415,128,782)	(58,457,838)
Net assets at beginning of period	945,570,262	1,004,028,100
Net assets at end of period (including undistributed net investment income of $36,047 and $85,252, respectively)	$ 530,441,480	$ 945,570,262

The accompanying notes are an integral part of the financial statements.

Tax-Free Series

Statement of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 8,200,017	$ 26,385,126
Net realized gain (loss)	3,379	78,365
Net increase (decrease) in net assets resulting from operations	8,203,396	26,463,491
Distributions to shareholders from net investment income: Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares	(6,135,417)	(23,152,902)
Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares	(2,065,686)	(3,232,224)
Total Distributions	(8,201,103)	(26,385,126)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	4,079,225,358	6,283,456,774
Reinvestment of distributions	7,213,972	24,232,750
Cost of shares redeemed	(4,363,060,601)	(7,008,913,820)
Net increase (decrease) in net assets from Fund share transactions	(276,621,271)	(701,224,296)
Increase (decrease) in net assets	(276,618,978)	(701,145,931)
Net assets at beginning of period	1,174,749,758	1,875,895,689
Net assets at end of period (including distributions in excess of net investment income of $141,948 and $55,229, respectively)	$ 898,130,780	$ 1,174,749,758

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Shares
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0108	.0270	.0578	.0480	.0473
Less: Distributions from net investment income	(.0108)	(.0270)	(.0578)	(.0480)	(.0473)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.08	2.74	5.94	4.90	4.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	2,879,253	4,320,764	5,735,781	5,772,616	3,727,990
Ratio of expenses (%)	.70	.67	.66	.66	.63
Ratio of net investment income (%)	1.10	2.76	5.77	4.86	4.71

Prime Institutional Shares
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0140	.0302	.0610	.0511	.0499
Less: Distributions from net investment income	(.0140)	(.0302)	(.0610)	(.0511)	(.0499)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.40	3.06	6.28	5.24	5.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	544,146	750,110	671,539	637,767	388,447
Ratio of expenses (%)	.38	.36	.34	.34	.36
Ratio of net investment income (%)	1.42	3.01	6.01	5.18	4.98

Treasury Shares
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0098	.0250	.0539	.0431	.0427
Less: Distributions from net investment income	(.0098)	(.0250)	(.0539)	(.0431)	(.0427)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.99[a]	2.53[a]	5.53[a]	4.40[a]	4.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	390,982	745,638	866,508	790,443	816,700
Ratio of expenses before expense reductions (%)	.67	.64	.61	.66	.58
Ratio of expenses after expense reductions (%)	.62	.59	.56	.61	.58
Ratio of net investment income (%)	1.01	2.47	5.36	4.31	4.26

Treasury Institutional Shares
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0130	.0281	.0571	.0462	.0453
Less: Distributions from net investment income	(.0130)	(.0281)	(.0571)	(.0462)	(.0453)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.31[a]	2.85[a]	5.86[a]	4.72[a]	4.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	139,460	199,932	137,520	98,668	122,563
Ratio of expenses before expense reductions (%)	.35	.33	.31	.34	.33
Ratio of expenses after expense reductions (%)	.30	.28	.26	.29	.33
Ratio of net investment income (%)	1.33	2.71	5.66	4.62	4.54
[a] Total return would have been lower had certain expenses not been reduced.

Tax-Free Shares
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0074	.0168	.0333	.0276	.0277
Less: Distributions from net investment income	(.0074)	(.0168)	(.0333)	(.0276)	(.0277)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.74	1.69	3.38	2.80	2.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	699,983	1,006,613	1,701,940	1,664,370	1,047,391
Ratio of expenses (%)	.67	.65	.64	.65	.58
Ratio of net investment income (%)	.74	1.76	3.31	2.78	2.74

Tax-Free Institutional Shares
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0107	.0200	.0363	.0306	.0303
Less: Distributions from net investment income	(.0107)	(.0200)	(.0363)	(.0306)	(.0303)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.07	2.01	3.69	3.10	3.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	198,148	168,137	173,956	117,446	84,600
Ratio of expenses (%)	.35	.33	.34	.35	.33
Ratio of net investment income (%)	1.06	1.98	3.62	3.09	3.03

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies

A. Organization

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series, the Treasury Series and the Tax-Free Series are the three series the Fund offers to investors.

The Prime Series offers six classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Prime Shares (`Prime Shares'), Scudder Cash Reserve Prime Class A Shares (`Class A Shares'), Scudder Cash Reserve Prime Class B Shares (`Class B Shares'), Scudder Cash Reserve Prime Class C Shares (`Class C Shares'), Quality Cash Reserve Prime Shares (`Quality Cash Shares') and Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares (`Prime Institutional Shares'). Certain detailed information for the Class A Shares , Class B Shares, Class C Shares and Quality Cash Shares is provided separately and is available upon request.

The Treasury Series offers two classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Treasury Shares (`Treasury Shares') and Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares (`Treasury Institutional Shares').

The Tax-Free Series offers two classes of shares to investors: Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares (`Tax-Free Shares') and Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares (`Tax-Free Institutional Shares').

All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of each Series is as follows: Prime Series and Treasury Series-to seek as high a level of current income as is consistent with preservation of capital and liquidity; Tax-Free Series-to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. Details concerning the Series' investment objectives and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

B. Valuation of Securities

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. Distributions

The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. Federal Income Taxes

It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. Repurchase Agreements

The Prime Series and Treasury Series (the `Series') may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Series and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

Note 2-Fees and Transactions with Affiliates

Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each series. The Fund pays the Advisor an annual fee based on its aggregate average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount in excess of $3.5 billion. Accordingly, for the year ended March 31, 2003, the fee pursuant to the management agreement was equivalent to an annual effective rate of 0.24% of the Fund's aggregate average daily net assets.

The Prime Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. The Tax-Free Series pays the Advisor an additional advisory fee that is calculated daily and paid monthly at the annual rate of 0.03% of its daily net assets.

The Advisor has contractually agreed to a fee waiver equal to 0.05% of its average net assets on the Treasury Series. The waiver is contractual and will continue until August 1, 2003 and may be extended.

During the year ended March 31, 2003, ICCC was the Fund's accounting and transfer agent. Each Series paid the accounting agent a fixed fee of $13,000 on assets up to $10 million. On assets greater than $10 million, each Series paid the accounting agent an annual fee based on its average daily net assets which was calculated daily and paid monthly. Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for the general accounting records and determining the daily net asset value per share of the Fund.

Effective December 16, 2002, Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer agent. SISC provides the same services that ICCC provided to the Fund and is entitled to receive the same rate of compensation. Prior to December 16, 2002, ICCC served as the Fund's transfer agent. Each Series paid the transfer agent a per account fee that is accrued daily and paid monthly. Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (`DST'), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expenses of such delegations are borne by SISC, not by the Fund.

During the year ended March 31, 2003, ICCC voluntarily waived $1,504 and $70 of transfer agent fees for Class B Shares and Class C Shares, respectively.

During the year ended March 31, 2003, Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, was the Fund's custodian. The Fund pays the custodian an annual fee, which is accrued daily and payable monthly (see Note 6).

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

Note 3-Distribution and Service Fees

As of August 17, 2002, Scudder Distributors, Inc. (`SDI') is the Fund's Distributor. Prior to this date, the Fund's distributor was ICC Distributors, Inc. Each Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Prime Shares, Class A Shares, Treasury Shares and Tax-Free Shares average daily net assets, 0.60% of the Quality Cash Shares average daily net assets and 0.75% of the Class B Shares and Class C Shares average daily net assets. The Prime Series also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B Shares and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares.

The Prime Shares, Treasury Shares and Tax-Free Shares pay the Distributor a shareholder servicing fee, which is calculated daily and paid monthly at an annual rate of 0.07%. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares.

Note 4-Share Transactions

The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital shares were as follows (at net asset value of $1.00 per share):

Prime Series:	Year Ended March 31, 2003		Year Ended March 31, 2002
	Shares	Dollars	Shares	Dollars
Sold:
Prime Shares	12,024,358,045	$ 12,024,358,044	21,051,181,674	$ 21,051,181,674
Class A Shares	125,429,162	125,429,092	68,264,960	68,264,960
Class B Shares	10,936,596	10,936,597	9,355,858	9,355,858
Class C Shares	402,461	402,462	2,927,624	2,927,624
Prime Institutional Shares	5,825,254,848	5,825,254,848	10,881,071,233	10,881,071,233
Quality Cash Shares	107,544,397	107,544,146	115,428,366	115,428,366
		$ 18,093,925,189		$ 32,128,229,715
Reinvested:
Prime Shares	36,581,377	$ 36,581,378	132,472,386	$ 132,472,386
Class A Shares	132,199	132,199	254,852	254,852
Class B Shares	49,958	49,957	217,077	217,077
Class C Shares	1,934	1,934	20,583	20,583
Prime Institutional Shares	8,460,923	8,460,923	25,874,526	25,874,526
Quality Cash Shares	203,025	203,025	955,887	955,887
		$ 45,429,416		$ 159,795,311
Redeemed:
Prime Shares	(13,502,262,846)	$ (13,502,262,742)	(22,598,854,964)	$ (22,598,854,964)
Class A Shares	(128,282,478)	(128,282,478)	(68,877,650)	(68,877,650)
Class B Shares	(10,853,181)	(10,850,194)	(10,787,574)	(10,787,574)
Class C Shares	(708,506)	(708,510)	(3,860,866)	(3,860,866)
Prime Institutional Shares	(6,039,643,782)	(6,039,643,782)	(10,828,399,912)	(10,828,399,912)
Quality Cash Shares	(140,267,822)	(140,267,822)	(130,607,180)	(130,607,180)
		$ (19,822,015,528)		$ (33,641,388,146)
Net Decrease:
	(1,682,663,690)	$ (1,682,660,923)	(1,353,363,120)	$ (1,353,363,120)

Treasury Series:	Year Ended March 31, 2003		Year Ended March 31, 2002
	Shares	Dollars	Shares	Dollars
Sold:
Treasury Shares	1,887,082,754	$ 1,887,082,721	3,121,248,003	$ 3,121,248,003
Treasury Institutional Shares	582,289,746	582,289,746	433,291,344	433,291,344
		$ 2,469,372,467		$ 3,554,539,347
Reinvested:
Treasury Shares	5,494,804	$ 5,494,804	20,418,516	$ 20,418,516
Treasury Institutional Shares	1,456,032	1,456,032	2,218,302	2,218,302
		$ 6,950,836		$ 22,636,818
Redeemed:
Treasury Shares	(2,247,103,538)	$ (2,247,103,537)	(3,262,540,090)	$ (3,262,540,090)
Treasury Institutional Shares	(644,185,152)	(644,185,152)	(373,099,709)	(373,099,709)
		$ (2,891,288,689)		$ (3,635,639,799)
Net decrease:
	(414,965,354)	$ (414,965,386)	(58,463,634)	$ (58,463,634)

Tax-Free Series:	Year Ended March 31, 2003		Year Ended March 31, 2002
	Shares	Dollars	Shares	Dollars
Sold:
Tax-Free Shares	2,775,518,182	$ 2,775,518,182	5,679,020,822	$ 5,679,020,822
Tax-Free Institutional Shares	1,303,707,175	1,303,707,176	604,435,952	604,435,952
		$ 4,079,225,358		$ 6,283,456,774
Reinvested:
Tax-Free Shares	5,870,979	$ 5,870,979	22,456,909	$ 22,456,909
Tax-Free Institutional Shares	1,342,993	1,342,993	1,775,841	1,775,841
		$ 7,213,972		$ 24,232,750
Redeemed:
Tax-Free Shares	(3,088,026,833)	$ (3,088,026,833)	(6,396,875,049)	$ (6,396,875,049)
Tax-Free Institutional Shares	(1,275,033,768)	(1,275,033,768)	(612,038,771)	(612,038,771)
		$ (4,363,060,601)		$ (7,008,913,820)
Net decrease:
	(276,621,272)	$ (276,621,271)	(701,224,296)	$ (701,224,296)

Note 5-Tax Disclosures

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to distribution reclassifications. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Distributions were characterized as follows for tax purposes:

Years Ended	March 31, 2003	March 31, 2002
Cash Reserve-Prime Series Ordinary income*	$ 48,127,272	$ 164,827,939
Cash Reserve-Treasury Series Ordinary income*	$ 7,781,351	$ 24,815,619
Cash Reserve-Tax-Free Series Tax exempt income	$ 8,201,103	$ 26,384,883
Ordinary income*	$ -	$ 243

At March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Cash Reserve-Prime Series Undistributed ordinary income*	$ 1,044,023
Cash Reserve-Prime Series Capital loss carryforward	$ (19,600)
Cash Reserve-Treasury Series Undistributed ordinary income*	$ 273,026
Cash Reserve-Tax-Free Series Undistributed tax exempt income	$ 114,991
Cash Reserve-Tax-Free Series Capital loss carryforward	$ (53,000)
Cash Reserve-Tax-Free Series Unrealized appreciation (depreciation) on investments	$ (2,092)

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At March 31, 2003, the Cash Reserve-Prime Series had a net tax basis capital loss carryforward of approximately $19,600 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2011, the expiration date, whichever occurs first.

At March 31, 2003, the Cash Reserve-Tax-Free Series had a net tax basis capital loss carryforward of approximately $53,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2008 ($33,000) and March 31, 2009 ($20,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through March 31, 2003, the Cash Reserve-Tax-Free Series incurred approximately $4,200 of net realized capital losses. As permitted by tax regulations, the Cash Reserve-Tax-Free Series intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2004.

Note 6-Other Information

On April 5, 2002, the Fund changed its name to Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. As a result, certain classes of the Fund have changed their names.

On February 24, 2003 and March 27, 2003, the Board of Directors approved changing the Fund's custodian to State Street Bank and Trust Company. Effective April 11, 2003, State Street is the Fund's custodian.

Report of Independent Accountants

To the Board of Directors of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. and Shareholders of the Prime, Treasury and Tax-Free Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights included herein present fairly, in all material respects, the financial position of the Prime, Treasury and Tax-Free Series (the three portfolios constituting the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., hereafter referred to as the "Funds") at March 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights of the classes presented for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 20, 2003

Tax Information (Unaudited)

Tax-Free Series

Of the dividends paid from net investment income for the taxable year ended March 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Shareholder Meeting Results

A Special Meeting of Shareholders of Prime, Treasury and Tax-Free Series, each a series of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (the "fund") was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Directors of the fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.

	Number of Votes:
	For	Withheld
Richard R. Burt	6,756,110,889	20,283,334
S. Leland Dill	6,756,559,423	19,834,800
Martin J. Gruber	6,756,723,407	19,670,816
Richard T. Hale	6,756,334,326	20,059,897
Joseph R. Hardiman	6,756,082,901	20,311,322
Richard J. Herring	6,757,065,151	19,329,072
Graham E. Jones	6,756,082,835	20,311,388
Rebecca W. Rimel	6,755,764,592	20,629,631
Philip Saunders, Jr.	6,757,066,630	19,327,593
William N. Searcy	6,756,524,659	19,869,564
Robert H. Wadsworth	6,756,730,118	19,664,106

2. To approve a new investment advisory agreement (a "New Advisory Agreement") between the fund, on behalf of the Prime Series, and Deutsche Asset Management, Inc. ("DeAM, Inc.") to be implemented within two years of the date of the Special Meeting upon approval of the members of the fund's Board who are not "interested persons."

Affirmative	Against	Abstain
4,725,345,125	18,960,874	26,366,750

3. To approve a new investment advisory agreement (a "New Advisory Agreement") between the fund, on behalf of the Treasury Series, and DeAM, Inc. to be implemented within two years of the date of the Special Meeting upon approval of the members of the fund's Board who are not "interested persons."

Affirmative	Against	Abstain
907,225,962	1,661,893	4,863,332

4. To approve a new investment advisory agreement (a "New Advisory Agreement") between the fund, on behalf of the Tax-Free Series, and DeAM, Inc. to be implemented within two years of the date of the Special Meeting upon approval of the members of the fund's Board who are not "interested persons."

Affirmative	Against	Abstain
1,082,667,215	5,467,769	3,835,304

Directors and Officers

Non-Interested Directors
Name, Date of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Director since 1999	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2000 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[2] (April 1996 to present); Member of the Board, Hollinger International, Inc.[2] (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[2] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[2] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[2] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Director since 2002	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Director since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001), Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	67
Joseph R. Hardiman 5/27/37 Director since 1998	Private Equity Investor (January 1997 to present); Director, Soundview Technology Group Inc. (investment banking) (July 1998 to present), Corvis Corporation[2] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[2] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Director since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000) and Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Director since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Director since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988-1994); Director, ISI Family of Funds (registered investment companies) (1997-1999) and Director, The Glenmede Trust Company (investment trust and wealth management) (1994-2002).	66
Philip Saunders, Jr. 10/11/35 Director since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Director since 2002	Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (since November 1989); Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998).	66
Robert H. Wadsworth 1/29/40 Director since 1999	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1982 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment company) (June 1994-November1998).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Director
Name, Date of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[3] 7/17/45 Chairman since 2002 and Director since 1989	Managing Director, Deutsche Investment Management Americas Inc. (2003 to present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
200

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[3] 7/17/45 President since 2003	See information presented under Interested Director.
Kenneth Murphy[4] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); Formerly, Director, John Hancock Signature Services (1992-2000); Senior Manager, Prudential Mutual Fund Services (1987-1992).

Charles A. Rizzo[4] 8/5/57 Treasurer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch 3/27/54 Secretary since 2002	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
3 Mr. Hale is a Director who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
4 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

the six-month period ended September 30, 2002, and offer an outlook for the months ahead.

Deutsche Bank Alex. Brown Cash
Reserve Fund
P.O. Box 1346
Baltimore, MD 21203

DBABCR-2
02740
Printed (5/03)